Employee benefits (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits
Opening Balance	$ 192	$ 349
Effects in the statement of income	(10)	16
Enrollments	6	18
Revision of provisions	(16)	(2)
Effects in cash and cash equivalents	(53)	(199)
Settlements in the period	(53)	(199)
Translation adjustment	14	26
Closing Balance	143	192
Current	81	75
Non-current	$ 62	$ 117